Acquisitions, disposals and reorganization (Details Textual) ¥ in Thousands		1 Months Ended				12 Months Ended
	May 09, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)	Jul. 31, 2015 CNY (¥)	Jul. 31, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Acquisitions and disposals reorganization (Textual)
Acquisition of equity interest, percentage							15.40%
Total consideration receivable	¥ 198,776		¥ 58,800
Business acquisition, description	(i) RMB179,223 in cash after netting off with the receivable of RMB1,836 in relation with the exercise of the Inscom share options, (ii) 7,416,000 ordinary shares of the Company. Upon completion of the acquisition in May 2016, the Group's equity interests in Inscom increased from 65.1% to 100%.
Additional interest of subsidiaries							¥ 187,810
Equity adjustment, cash consideration		¥ 10,000
Disposals of subsidiaries total consideration						¥ 30,712
Gain on disposal of subsidiaries						¥ 3,146
FHISLA [Member]
Acquisitions and disposals reorganization (Textual)
Equity method investment, ownership percentage			42.90%	42.90%
Sale of stock, percentage of ownership before transaction			19.90%	19.90%			44.70%
Yuanqian and Longqian [Member]
Acquisitions and disposals reorganization (Textual)
Ownership interest					12.40%
Yuanqian and Longqian [Member] | FHISLA [Member]
Acquisitions and disposals reorganization (Textual)
Equity adjustment, cash consideration					¥ 17,000
Yuanqian and Longqian [Member] | FHISLA [Member] | 22 Individuals [Member]
Acquisitions and disposals reorganization (Textual)
Stock based compensation expense | $				$ 3,400
Fangzhong [Member]
Acquisitions and disposals reorganization (Textual)
Equity method investment, ownership percentage			44.70%	44.70%
Fangzhong [Member] | Meidiya Investments [Member] | FHISLA [Member]
Acquisitions and disposals reorganization (Textual)
Total consideration receivable			¥ 61,200
Chetong Network [Member]
Acquisitions and disposals reorganization (Textual)
Equity adjustment, cash consideration			¥ 16,020
Sale of stock, percentage of ownership before transaction			80.10%	80.10%
Chetong Network [Member] | FHISLA [Member]
Acquisitions and disposals reorganization (Textual)
Equity adjustment, cash consideration			¥ 3,980
Sale of stock, percentage of ownership before transaction			19.90%	19.90%
Share purchase agreement [Member]
Acquisitions and disposals reorganization (Textual)
Acquisition of equity interest, percentage	34.90%